Asset Retirement Obligations and Accrued Environmental Costs - Summary of Sensitivity of Asset Retirement Obligations and Accrued Environmental Costs to Changes in Discount Rate on Recorded Liability (Detail)
$ in Millions
Dec. 31, 2018 USD ($)
Asset retirement obligations [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
+0.5% Discount Rate	$ (88)
-0.5% Discount Rate	88
Asset retirement obligations [member] | Potash sites [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Undiscounted Cash Flows	675
Discounted Cash Flows	130
Asset retirement obligations [member] | Phosphate sites [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Undiscounted Cash Flows	1,636
Discounted Cash Flows	1,125
Asset retirement obligations [member] | Other sites [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Undiscounted Cash Flows	101
Discounted Cash Flows	40
Accrued environmental costs [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
+0.5% Discount Rate	(12)
-0.5% Discount Rate	15
Accrued environmental costs [member] | Phosphate sites [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Undiscounted Cash Flows	321
Discounted Cash Flows	246
Accrued environmental costs [member] | Other sites [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Undiscounted Cash Flows	318
Discounted Cash Flows	$ 288